Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other assets [abstract]
Investments receivable	¥ 15,466	¥ 911
Land use rights	6,201	5,855
Automated policy loans	3,050	2,814
Disbursements	2,705	1,718
Due from related parties	987	927
Prepaid to constructors	403	6,571
Others	5,140	3,217
Total	33,952	22,013
Current	25,933	15,665
Non-current	8,019	6,348
Total	¥ 33,952	¥ 22,013